Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepayments and other current assets
Prepaid advertising expenses, rentals and others	¥ 31,658		¥ 31,605
Deposits	4,554		6,466
Staff advances	3,041		1,571
Deductible VAT input	4,268		13,801
Interest receivable	3,016		23
Total	¥ 46,537	$ 6,747	¥ 53,466